Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participant	$ 246,047,839
Employer fixed company match	81,321,620
Employer automatic company contribution	23,452,704
Employer variable company match	19,515,242
Rollover receipts	16,711,908
Total contributions	387,049,313
Plan interest in the net investment income from the Exelon Corporation Defined Contribution Retirement Plans Master Trust	969,591,291
Interest income from notes receivable from participants	11,288,562
Total investment income	980,879,853
Total additions	1,367,929,166
Participant withdrawals and distributions	601,338,413
Administrative expenses	5,276,320
Total deductions	606,614,733
Net increase	761,314,433
Beginning of year	6,312,088,518
End of year	$ 7,073,402,951